Income Tax - Additional Information (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Deferred Tax Asset Change in Valuation Allowance	$ 335,155
US federal statutory income tax rate	21.00%
Groop Internet Platform Inc [Member]
Income Tax [Line Items]
US federal statutory income tax rate		21.00%	21.00%
Net operating loss carryforwards begins to expire		2032
Israel Tax Authority [Member] | Groop Internet Platform Inc [Member]
Income Tax [Line Items]
corporate tax rate		23.00%	23.00%
Federal [Member] | Groop Internet Platform Inc [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 97,000,000	$ 97,000,000
State [Member] | Groop Internet Platform Inc [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 105,000,000	$ 105,000,000